Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	WEXFORD TRUST/PA
Central Index Key	0000829433
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Muhlenkamp Fund | Muhlenkamp Fund | Muhlenkamp Fund
Risk/Return:
Trading Symbol	MUHLX